Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	001-37649
Entity Registrant Name	FiEE, Inc.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3-33
Entity Address, Address Line Two	2-chome Utajima
Entity Address, Address Line Three	Nishiyodogawa District
Entity Address, City or Town	Osaka
Entity Address, Country	JP
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	28166813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false